Derivative Financial Instruments (Details 2) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Offsetting Derivative Assets [Abstract]
Derivative Liability	$ 24,954	$ 0
Offsetting Derivative Liabilities [Abstract]
Derivative Asset	0	16,284
Current liabilities [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized liabilities	(24,203)	(483)
Gross amounts netted in the consolidated balance sheet	0	(483)
Derivative Liability	24,203	0
Other liabilities [Member]
Offsetting Derivative Assets [Abstract]
Gross amounts of recognized liabilities	(751)
Gross amounts netted in the consolidated balance sheet	0
Derivative Liability	$ 751
Other Current Assets [Member]
Offsetting Derivative Liabilities [Abstract]
Gross amounts of recognized assets		16,767
Gross amounts netted in the consolidated balance sheets		(483)
Derivative Asset		$ 16,284